Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Number of Options Shares
Outstanding at beginning period	1,849
Options forfeited
Options exercised	(152)
Outstanding at ending period	1,697
Options vested and expected to vest after ending period	1,697
Options exercisable at ending period	1,697
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47
Options forfeited
Options exercised	$ 1.47
Outstanding at ending period	$ 1.47
Options vested and expected to vest after ending period	$ 1.47
Options exercisable at ending period	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding at ending period	3 years 1 month 21 days
Options vested and expected to vest after ending period	3 years 1 month 21 days
Options exercisable at ending period	3 years 1 month 21 days